UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund
The fund's portfolio
1/31/11 (Unaudited)

CONVERTIBLE BONDS AND NOTES (64.9%)(a)
	Principal amount	Value

Aerospace and defense (1.3%)
AAR CORP. 144A cv. sr. unsec. notes 2 1/4s, 2016	$5,600,000	$5,593,000
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	2,030,000	3,623,550
		9,216,550

Airlines (0.7%)
AMR Corp. cv. company guaranty sr. unsub. notes
6 1/4s, 2014	1,695,000	1,879,316
Continental Airlines, Inc. cv. sr. unsec. unsub. notes
4 1/2s, 2015	2,280,000	3,536,850
		5,416,166

Automotive (2.3%)
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	4,720,000	8,994,904
TRW Automotive, Inc. 144A cv. company guaranty sr.
notes 3 1/2s, 2015	3,500,000	7,533,750
		16,528,654

Beverage (0.6%)
Molson Coors Brewing Co. cv. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2013	4,110,000	4,664,850
		4,664,850

Biotechnology (3.6%)
Amgen, Inc. cv. sr. unsec. notes 3/8s, 2013	4,400,000	4,416,500
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	5,300,000	4,763,375
Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes
2 1/2s, 2017	3,545,000	3,615,900
Dendreon Corp. 144A cv. sr. unsec. sub. notes 4 3/4s,
2014	565,000	2,000,100
Kendle International, Inc. cv. sr. unsec. notes
3 3/8s, 2012	3,800,000	3,576,750
United Therapeutics Corp. cv. sr. unsec. notes 1/2s,
2011	500,000	903,750
United Therapeutics Corp. 144A cv. sr. unsec. notes
1/2s, 2011	3,500,000	6,326,250
		25,602,625

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	4,223,000	5,335,338
		5,335,338

Cable television (1.2%)
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)	5,450,000	8,502,000
		8,502,000

Coal (1.5%)
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 4s, 2017	2,158,000	3,858,288
James River Coal Co. 144A cv. sr. unsec. notes 4 1/2s,
2015	2,449,000	2,843,044
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	3,000,000	3,802,500
		10,503,832

Commercial and consumer services (3.2%)
Alliance Data Systems Corp. cv. sr. unsec. notes
1 3/4s, 2013	6,300,000	6,843,375
CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	3,220,000	3,789,538
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	5,400,000	5,184,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
cv. sr. unsec. notes FRN 4s, 2013	765,000	734,400
Live Nation Entertainment, Inc. cv. sr. unsec. notes
2 7/8s, 2027	2,700,000	2,392,875
Live Nation Entertainment, Inc. 144A cv. sr. notes
2 7/8s, 2027	1,170,000	1,036,913
Priceline.com, Inc. 144A cv. sr. unsec. notes 1 1/4s,
2015	1,829,000	2,844,095
		22,825,196

Communications equipment (1.2%)
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	3,355,000	3,520,653
Powerwave Technologies, Inc. cv. sr. unsec. sub. notes
3 7/8s, 2027	5,121,000	4,788,135

		8,308,788

Computers (3.3%)
EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013	3,320,000	5,378,400
EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013	5,800,000	9,396,000
Quantum Corp. 144A cv. sr. unsec. sub. notes 3 1/2s,
2015	4,342,000	4,119,255
TeleCommunication Systems, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	5,205,000	4,899,987
		23,793,642

Consumer finance (1.0%)
Dollar Financial Corp. cv. sr. notes 3s, 2028	6,035,000	7,528,663
		7,528,663

Consumer services (2.5%)
Avis Budget Group, Inc. cv. sr. notes 3 1/2s, 2014	2,950,000	3,403,563
Hertz Global Holdings, Inc. cv. sr. unsec. notes
5 1/4s, 2014	4,850,000	9,378,688
WebMD Health Corp. 144A cv. sr. notes 2 1/2s, 2018	5,274,000	5,296,678
		18,078,929

Containers (0.7%)
Owens Brockway Glass Container, Inc. 144A cv. company
guaranty sr. unsec. notes 3s, 2015	4,931,000	5,029,127
		5,029,127

Electrical equipment (0.6%)
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	1,934,000	4,159,841
		4,159,841

Electronics (3.8%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	1,811,000	1,824,583
EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s
(zero %, 6/1/15) 2038 (STP)	2,637,000	2,999,588
Intel Corp. cv. jr. sub. notes 3 1/4s, 2039	5,955,000	7,212,994
SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017	6,545,000	7,125,869
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	6,300,000	7,843,500
		27,006,534

Energy (oil field) (0.3%)
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	3,000,000	2,302,500
		2,302,500

Energy (other) (0.5%)
Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014	3,000,000	3,525,000
		3,525,000

Financial (0.8%)
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	2,700,000	2,774,250
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	2,300,000	3,195,563
		5,969,813

Health-care services (2.7%)
Fisher Scientific International, Inc. cv. company
guaranty sr. sub. notes 3 1/4s, 2024	3,400,000	4,857,750
Health Management Associates, Inc. 144A cv. sr. sub.
notes 3 3/4s, 2028	4,600,000	5,301,500
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	3,300,000	3,324,750
Omnicare, Inc. cv. sr. sub. notes 3 3/4s, 2025	3,310,000	3,806,666
Providence Service Corp. (The) cv. sr. unsec. sub.
notes 6 1/2s, 2014	2,493,000	2,468,070
		19,758,736

Homebuilding (0.6%)
Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020	3,582,000	4,040,944
		4,040,944

Insurance (1.3%)
American Equity Investment Life Holding Co. 144A cv.
sr. unsec. notes 3 1/2s, 2015	2,369,000	2,804,304
Old Republic International Corp. cv. sr. unsec. unsub.
notes 8s, 2012	5,285,000	6,242,906
		9,047,210

Investment banking/Brokerage (1.2%)
Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s,
2016	5,016,000	5,160,210

KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	2,600,000	3,659,500
		8,819,710

Lodging/Tourism (1.0%)
Host Hotels & Resorts LP 144A cv. company guaranty sr.
unsec. notes 2 1/2s, 2029 (R)	2,465,000	3,583,494
Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014	4,235,000	3,652,688
		7,236,182

Manufacturing (1.8%)
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	6,580,000	8,208,550
Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017	4,415,000	4,867,538
		13,076,088

Media (1.3%)
Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s,
2031	10,300,000	5,704,140
MasTec, Inc. cv. company guaranty sr. unsec. unsub.
notes 4 1/4s, 2014	2,855,000	3,568,750
		9,272,890

Medical technology (3.6%)
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	4,100,000	3,577,250
China Medical Technologies, Inc. 144A cv. sr. unsec.
notes 6 1/4s, 2016 (China)	3,544,000	3,878,465
Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s
(zero %, 12/15/16) 2037 (STP)	5,070,000	5,798,813
Invitrogen Corp. cv. sr. unsec. unsub. notes 1 1/2s,
2024	5,900,000	6,991,500
Medtronic, Inc. cv. sr. unsec. notes 1 5/8s, 2013	3,600,000	3,667,500
Medtronic, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2013	1,900,000	1,935,625
		25,849,153

Metals (3.4%)
Goldcorp, Inc. cv. sr. notes 2s, 2014 (Canada)	5,727,000	6,693,718
Newmont Mining Corp. cv. company guaranty sr. unsub.
notes 1 5/8s, 2017	3,900,000	5,269,875
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	4,260,000	5,396,888
U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	2,820,000	5,446,125
USEC, Inc. cv. sr. unsec. notes 3s, 2014	2,000,000	1,777,500

		24,584,106

Oil and gas (2.0%)
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/2s, 2037	9,400,000	8,941,750
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	4,500,000	5,580,000
		14,521,750

Pharmaceuticals (0.9%)
Teva Pharmaceutical Finance, LLC cv. company guaranty
sr. unsec. debs Ser. C, 1/4s, 2026 (Israel)	5,400,000	6,662,250
		6,662,250

Real estate (0.5%)
Annaly Capital Management, Inc. cv. sr. unsec. unsub.
notes 4s, 2015 (R)	3,200,000	3,740,000
		3,740,000

Retail (0.5%)
Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s,
2014	4,100,000	3,449,125
		3,449,125

Semiconductor (0.9%)
Linear Technology Corp. cv. sr. unsec. unsub. notes
Ser. A, 3s, 2027	5,775,000	6,251,438
		6,251,438

Shipping (0.6%)
Genco Shipping & Trading, Ltd. cv. sr. unsec. notes
5s, 2015	4,400,000	4,174,500
		4,174,500

Software (4.1%)
Microsoft Corp. 144A cv. sr. unsec. notes zero %, 2013	3,961,000	4,253,124
Rovi Corp. 144A cv. sr. unsec. unsub. notes 2 5/8s,
2040	4,240,000	6,163,900
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014	8,600,000	11,223,000
SYNNEX Corp. 144A cv. sr. notes 4s, 2018	5,845,000	7,540,050
		29,180,074

Technology (2.0%)
CACI International, Inc. cv. sr. unsec. sub. notes
2 1/8s, 2014	2,100,000	2,464,875
CACI International, Inc. 144A cv. sr. unsec. sub.
notes 2 1/8s, 2014	3,720,000	4,366,350
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	785,000	987,138
ON Semiconductor Corp. 144A cv. company guaranty sr.
unsec. sub. notes 2 5/8s, 2026	5,300,000	6,664,750
		14,483,113

Technology services (0.9%)
CSG Systems International, Inc. 144A cv. sr. unsec.
sub. notes 3s, 2017	3,138,000	3,220,373
Salesforce.com, Inc. 144A cv. sr. unsec. unsub. notes
3/4s, 2015	2,100,000	3,437,070
		6,657,443

Telecommunications (5.0%)
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040	6,833,000	7,354,358
Cogent Communication Group, Inc. cv. sr. unsec. notes
1s, 2027	4,267,000	3,701,623
Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016	6,220,000	8,140,425
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 6 1/2s, 2016	4,185,000	5,325,413
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	2,940,000	2,906,925
SBA Communications Corp. cv. sr. unsec. notes 1 7/8s,
2013	7,410,000	8,382,563
		35,811,307

Telephone (0.8%)
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	6,255,000	5,785,875
		5,785,875

Total convertible bonds and notes (cost $399,531,807)		$466,699,942

CONVERTIBLE PREFERRED STOCKS (23.8%)(a)
	Shares	Value

Automotive (2.4%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	99,040	$5,174,840
General Motors Co. Ser. B, $2.375 cv. pfd.	219,435	11,917,515
		17,092,355

Banking (4.5%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	9,245	9,140,994
Citigroup, Inc. $7.50 cv. pfd.	75,025	10,315,938
Huntington Bancshares Ser. A, 8.50% cv. pfd. (S)	3,480	3,921,960
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	8,425	8,783,063
		32,161,955

Combined utilities (1.2%)
El Paso Corp. 4.99% cv. pfd.	6,715	8,561,625
		8,561,625

Communications equipment (0.7%)
Lucent Technologies Capital Trust I 7.75% cv. pfd.	5,860	5,294,510
		5,294,510

Consumer (1.0%)
Stanley Black & Decker, Inc. $4.75 cv. pfd.	64,486	7,440,072
		7,440,072

Consumer goods (0.4%)
Newell Financial Trust I $2.625 cum. cv. pfd.	58,712	2,524,616
		2,524,616

Electric utilities (1.6%)
Great Plains Energy, Inc. $6.00 cv. pfd.	118,674	7,675,834
PPL Corp. $4.75 cv. pfd.	74,185	3,986,702
		11,662,536

Financial (0.7%)
AMG Capital Trust II $2.575 cv. pfd.	129,130	5,358,895
		5,358,895

Food (1.4%)
Bunge, Ltd. $4.875 cv. pfd.	43,885	4,262,331
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	441,725	5,777,763
		10,040,094

Insurance (2.6%)
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	49,780	3,080,884
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd. (S)	245,423	6,442,354
XL Group, Ltd. $2.688 cv. pfd.	295,455	9,342,287
		18,865,525

Lodging/Tourism (0.1%)
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	18,304	481,624
		481,624

Media (1.1%)
Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv.
pfd.	8,165	8,154,794
		8,154,794

Metals (1.1%)
Vale Capital II $3.375 cv. pfd. (Cayman Islands)	81,200	7,896,700
		7,896,700

Miscellaneous (1.1%)
Nielsen Holdings NV $3.125 cv. pfd.	28,463	1,556,926
Swift Mandatory Common Exchange Security Trust 144A
6.00% cv. pfd.	462,160	6,253,025
		7,809,951

Oil and gas (0.8%)
Apache Corp. Ser. D, $3.00 cv. pfd.	84,616	5,516,963
		5,516,963

Power producers (0.4%)
AES Trust III $3.375 cv. pfd.	59,600	2,894,325
		2,894,325

Real estate (1.6%)
Alexandria Real Estate Equities, Inc. Ser. D, $1.75
cv. pfd.	170,550	4,221,113
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.	388,350	7,611,660
		11,832,773

Telecommunications (1.1%)
Crown Castle International Corp. $3.125 cum. cv. pfd.	126,241	7,685,552
		7,685,552

Total convertible preferred stocks (cost $147,324,192)		$171,274,865

COMMON STOCKS (6.3%)(a)
	Shares	Value

Banking (0.9%)
JPMorgan Chase & Co.	80,350	$3,610,929
Wells Fargo & Co.	78,700	2,551,454
		6,162,383

Biotechnology (0.1%)
Dendreon Corp. (NON)	15,400	539,616
		539,616

Cable television (0.4%)
DIRECTV Class A (NON)	76,500	3,242,835
		3,242,835

Chemicals (0.3%)
Celanese Corp. Ser. A	49,524	2,054,751
		2,054,751

Computers (0.5%)
Hewlett-Packard Co.	78,710	3,596,260
		3,596,260

Energy (oil field) (0.5%)
National Oilwell Varco, Inc.	52,445	3,875,686
		3,875,686

Energy (other) (--%)
Brazil Ethanol, Inc. 144A (Unit) (NON)	312,500	3,125
		3,125

Insurance (0.5%)
Aflac, Inc.			62,300	3,587,234
				3,587,234

Medical technology (0.5%)
Medtronic, Inc.			96,500	3,697,880
				3,697,880

Metals (0.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B			22,658	2,464,058
				2,464,058

Oil and gas (0.8%)
Chevron Corp.			19,135	1,816,486
Devon Energy Corp.			20,990	1,861,603
Occidental Petroleum Corp.			19,045	1,841,271
				5,519,360

Regional Bells (0.5%)
Verizon Communications, Inc.			96,610	3,441,248
				3,441,248

Retail (0.5%)
Bed Bath & Beyond, Inc. (NON)			74,915	3,595,920
				3,595,920

Telecommunications (0.5%)
NII Holdings, Inc. (NON)			78,000	3,274,440
				3,274,440

Total common stocks (cost $42,647,701)				$45,054,796

CORPORATE BONDS AND NOTES (1.9%)(a)
			Principal amount	Value

Affinia Group Inc. 144A company guaranty sr. notes
11 5/8s, 2015			$1,346,000	$1,386,380
Affinion Group, Inc. company guaranty sr. unsec. sub.
notes 11 1/2s, 2015			179,000	186,160
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015			1,290,000	1,406,100
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)			1,265,000	1,419,963
Jazz Technologies, Inc. company guaranty sr. unsec.
notes 8s, 2015 (F)			3,159,000	3,032,640
Provident Funding Associates 144A sr. notes 10 1/4s,
2017			1,305,000	1,396,350
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017			1,320,000	1,362,900
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018			1,470,000	1,589,438
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015			1,708,000	2,062,410

Total corporate bonds and notes (cost $12,852,873)				$13,842,341

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	$0.01	1,085,630	$260,551

Total warrants (cost $217,126)				$260,551

SHORT-TERM INVESTMENTS (1.9%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)			8,206,550	$8,206,550
Putnam Money Market Liquidity Fund 0.17% (e)			5,100,262	5,100,262

Total short-term investments (cost $13,306,812)				$13,306,812

TOTAL INVESTMENTS

Total investments (cost $615,880,511) (b)				$710,439,307

Key to holding's abbreviations

FRN	Floating Rate Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $718,979,505.

(b) The aggregate identified cost on a tax basis is $615,938,552, resulting in gross unrealized appreciation and depreciation of $102,039,694 and $7,538,939, respectively, or net unrealized appreciation of $94,500,755.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,072,810. The fund received cash collateral of $8,206,550 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,525 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $87,314,360 and $84,045,307, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$4,518,809	$--	$--

	Communication services	9,958,523	--	--

	Consumer cyclicals	3,595,920	--	--

	Energy	9,395,046	3,125	--

	Financials	9,749,617	--	--

	Health care	4,237,496	--	--

	Technology	3,596,260	--	--

Total common stocks		45,051,671	3,125	--

Convertible bonds and notes		--	466,699,942	--

Convertible preferred stocks		--	171,274,865	--

Corporate bonds and notes		--	10,809,701	3,032,640

Warrants		--	--	260,551

Short-term investments		5,100,262	8,206,550	--

Totals by level		$50,151,933	$656,994,183	$3,293,191

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

Asset derivatives		Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$260,551	$--

Total	$260,551	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011